Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Composition and Movement of Property, Plant and Equipment	Composition and changes
	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements (2)	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2023	$35,090	$35,343	$31	$10,337	$1,566	$82,367
Additions	951	2,764	-	1,135	1,544	6,394
Sale and write-off	-	(110)	-	-	(17)	(127)
Balance as of December 31, 2023	36,0418	37,997	31	11,472	3,093	88,631

Accumulated Depreciation

Balance as of January 1, 2023	22,154	25,493	26	7,882	655	56,210
Depreciation	1,140	1,875	3	1,168	123	4,309
Sale and write-off	-	(109)	-	-	-	(109)
Balance as of December 31, 2023	23,294	27,259	29	9,050	778	60,410

Depreciated cost as of December 31, 2023	$12,747	$10,738	$2	$2,422	$2,315	$28,224
(1)	Including labor costs charged in 2023 to the cost of facilities, machinery, and equipment in the amount of $1,426 thousand.
(2)	Including Right – of use assets depreciation expense in the amount of $20 thousand that was capitalized to the Leasehold Improvements during 2023. Also refer to Note 15.

	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2022	$34,543	33,439	31	9,371	1,184	78,568
Additions	547	1,906	-	966	382	3,801
Sale and write-off	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	35,090	35,343	31	10,337	1,566	82,367

Accumulated Depreciation

Balance as of January 1, 2022	21,091	23,804	23	6,808	535	52,261
Depreciation	1,063	1,691	3	1,074	120	3,951
	-	(2)	-	-	-	(2)
Balance as of December 31, 2022	22,154	25,493	26	7,882	655	56,210

Depreciated cost as of December 31, 2022	$12,936	$9,850	$5	$2,455	$911	$26,157
(1)	Including labor costs charged in 2022 to the cost of facilities, machinery, and equipment in the amount of $1,403 thousands.

Schedule of Leasing Rights of Land from Israel Land Administration	Leasing rights of land from the Israel land administration.
	December 31,
	2023	2022
	U.S. Dollars in thousands

Under finance lease	$1,091	$1,119